Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Non-current Liabilities

A summary of the Group’s other non-current liabilities as of December 31, 2024 and 2023 is outlined below:

	December 31,
	2024	2023
(in USD and thousands)
Travel protection payable	$21,561	$31,701
Forward foreign currency contracts	14,995	—
Deferred tax liabilities	4,697	4,082
Warrant liability	-	134,270
Other	4,091	5,310
Total	$45,344	$175,363